SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION [Text Block]

15. SEGMENTED INFORMATION

The Company operates within the resource industry.  As at December 31, 2020 and December 31, 2019, the Company had equipment, exploration and evaluation assets, and royalty interests located geographically as follows:

ROYALTY AND OTHER PROPERTY INTERESTS	December 31, 2020	December 31, 2019
Canada	$3,220	$—
U.S.A.	12,694	14,163
Sweden	438	438
Turkey	—	233
Finland	260	—
Chile	1,684	—
Serbia	200	200
Total	$18,496	$15,034

PROPERTY AND EQUIPMENT	December 31, 2020	December 31, 2019
Sweden	$58	$54
U.S.A.	688	590
Total	$746	$644

ROYALTY REVENUE	December 31, 2020	December 31, 2019
U.S.A.	$1,414	$896
Sweden	64	53
Turkey	—	490
Total	$1,478	$1,439

The Company's deferred income tax assets and depletion are located in the U.S.A. for the years ended December 31, 2020 and 2019.